Short-term Bank Loan (Details Narrative)	1 Months Ended		12 Months Ended
	Aug. 31, 2020 USD ($)	Sep. 30, 2018 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2021 CNY (¥)	Aug. 31, 2020 CNY (¥)	Aug. 31, 2019 USD ($)	Aug. 31, 2019 CNY (¥)	Sep. 30, 2018 CNY (¥)
Minimum [Member]
Line of credit facility, interest rate			4.84%
Maximum [Member]
Line of credit facility, interest rate			6.96%
Facility Agreement [Member] | Dongguan Agricultural Commercial Bank [Member]
Line of credit maximum borrowing capacity | $		$ 211,868
Line of credit facility, interest rate		6.96%
Line of credit outstanding value | $			$ 211,868
Line of credit facility, maturity date			Sep. 30, 2020
Facility Agreement [Member] | Dongguan Agricultural Commercial Bank [Member] | RMB [Member]
Line of credit maximum borrowing capacity | ¥								¥ 1,500,000
Line of credit outstanding value | ¥				¥ 1,500,000
Facility Agreement [Member] | Webank [Member]
Line of credit maximum borrowing capacity | $	$ 88,358
Facility Agreement [Member] | Webank [Member] | Minimum [Member]
Line of credit facility, interest rate	16.20%
Facility Agreement [Member] | Webank [Member] | Maximum [Member]
Line of credit facility, interest rate	16.29%
Facility Agreement [Member] | Webank [Member] | RMB [Member]
Line of credit maximum borrowing capacity | ¥					¥ 600,000
New Facility Agreement [Member] | Agricultural Bank of China [Member]
Line of credit maximum borrowing capacity | $						$ 141,246
Line of credit outstanding value | $			$ 152,607
Line of credit facility, maturity date			Jul. 31, 2020
New Facility Agreement [Member] | Agricultural Bank of China [Member] | Minimum [Member]
Line of credit facility, interest rate			4.34%
New Facility Agreement [Member] | Agricultural Bank of China [Member] | Maximum [Member]
Line of credit facility, interest rate			4.90%
New Facility Agreement [Member] | Agricultural Bank of China [Member] | RMB [Member]
Line of credit maximum borrowing capacity | ¥							¥ 1,000,000
Line of credit outstanding value | ¥				¥ 1,000,000